SHARE CAPITAL - Schedule of Share Capital (Details) $ / shares in Units, $ in Millions	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 shares	Mar. 03, 2023 USD ($)	Dec. 31, 2022 shares
Class of Stock [Line Items]
Treasury shares (in shares)	5,372,591		3,000,000
Class A Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)	100,000,000		100,000,000
Preferred stock, outstanding (in shares)	0		0
Preferred stock, carrying amount | $	$ 0		$ 0
Class B Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)	100,000,000		100,000,000
Preferred stock, outstanding (in shares)	0		0
Preferred stock, carrying amount | $	$ 0		$ 0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares	$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000		1,000,000,000
Preferred stock, outstanding (in shares)	0		0
Preferred stock, carrying amount | $	$ 0		$ 0
Class B Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00		$ 25.00
Preferred Shares Authorized (in shares)	1,000,000,000		1,000,000,000
Preferred stock, outstanding (in shares)	0		0
Preferred stock, carrying amount | $	$ 0		$ 0
Class A Exchangeable Shares
Class of Stock [Line Items]
Shares authorized (in shares)	1,500,000,000		1,500,000,000
Shares outstanding (in shares)	59,934,825		62,154,774		22,967,624		14,392,484
Common stock, carrying amount | $	$ 1,333		$ 1,441			$ 10
Shares issued (in shares)	65,307,416		65,154,774
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 21.83		$ 22.07
Shares authorized (in shares)	750,000,000		750,000,000
Shares outstanding (in shares)	0		0		42,110,666		0
Common stock, carrying amount | $	$ 0		$ 0
Class B Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 21.83		$ 22.07
Shares authorized (in shares)	750,000		750,000
Shares outstanding (in shares)	36,000		36,000		36,000		36,000
Common stock, carrying amount | $	$ 1		$ 1
Class C Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares	$ 1		$ 1.00
Shares authorized (in shares)	1,000,000,000		1,000,000,000
Shares outstanding (in shares)	272,687,160		201,116,647		102,056,784		40,934,623
Common stock, carrying amount | $	$ 12,311		$ 8,526
Shares issued (in shares)	272,687,160		201,116,647